Income Taxes - Unrecognized deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 442,395	€ 382,528	€ 376,505
Unrecognized deferred tax assets for temporary differences	6,346	2,707
Tax loss carryforwards | Not expiring
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	307,682	272,796	221,772
Tax loss carryforwards | Not later than five years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	21,409	19,259	22,444
Tax loss carryforwards | Later than five years and not later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	38,207	45,409	42,931
Tax loss carryforwards | Later than ten years
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	73,811	43,945	88,218
Tax credits
Tax
Unused tax losses, interest carryforwards and tax credits for which no deferred tax asset recognised	€ 1,286	€ 1,119	€ 1,140